COMMITMENTS - Business combination marketing agreement (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Mar. 31, 2021
LifeSci Capital LLC
Commitments And Contingencies [Line Items]
Cash fee for services as percentage of gross proceeds of IPO	3.50%	3.50%
Cash fee for services on gross proceeds of IPO		$ 2,803,164
Percentage of fees payable to service provider	75.00%	75.00%
Ladenburg Thalmann
Commitments And Contingencies [Line Items]
Percentage of fees payable to service provider	25.00%	25.00%
Percentage of fees that can be allocated to third party service provider	33.00%	33.00%